Segments and Geographic Information - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 791,021	$ 879,396	$ 3,155,671	$ 3,785,063	$ 3,707,628
UNITED STATES [Member]
Segment Reporting Information [Line Items]
Revenues			$ 2,700,000	$ 3,100,000	$ 3,000,000